9. Business Segments	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Business Segments

The Company has two operating segments, antimony and zeolite.  Management reviews and evaluates the operating segments exclusive of interest and factoring expenses.  Therefore, interest expense and factoring is not allocated to the segments.  Selected information with respect to segments is as follows:

	As of June 30, 2012	As of December 31, 2011
Properties, plants and equipment, net:
Antimony
United States	$1,705,370	$1,657,473
Mexico	4,125,674	2,791,233
Subtotal Antimony	5,831,044	4,448,706
Zeolite	1,653,392	1,598,298
Total	$7,484,436	$6,047,004

Total Assets:
Antimony
United States	$6,409,667	$2,240,836
Mexico	4,973,792	4,291,187
Subtotal Antimony	11,383,459	6,532,023
Zeolite	2,053,551	2,461,505
Total	$13,437,010	$8,993,528

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Capital expenditures:
Antimony
United States	$17,850	$22,067	$62,618	$79,289
Mexico	671,987	997,867	1,434,827	1,089,236
Subtotal Antimony	689,837	1,019,934	1,497,445	1,168,525
Zeolite	116,485	188,140	157,372	188,140
Total	$806,322	$1,208,074	$1,654,817	$1,356,665

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Revenues:
Antimony	$2,525,097	$2,421,903	$4,699,906	$4,686,136
Precious metals	205,771	157,841	385,909	339,040
Zeolite	767,433	470,258	1,466,040	862,865
Total	$3,498,301	$3,050,002	$6,551,855	$5,888,041

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Gross profit:
Antimony	$191,146	$246,991	$264,978	$528,237
Zeolite	97,774	(2,513)	144,671	(4,892)
Total	$288,920	$244,478	$409,649	$523,345

	For the three months ended		For the six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Depreciation and amortization:
Antimony	$57,553	$50,039	$115,106	$96,866
Zeolite	52,461	49,498	102,278	95,637
Total	$110,014	$99,537	$217,384	$192,503